SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of class A ordinary shares reflected in the balance sheets
Class A Ordinary Shares subject to possible redemption, December 31, 2024	$84,565,597
Less:
Redemption	(51,219,981)
Plus:
Remeasurement of carrying value to redemption value	4,568,822
Class A Ordinary Shares subject to possible redemption, December 31, 2025	$37,914,438
Plus:
Remeasurement of carrying value to redemption value	230,601
Class A Ordinary Shares subject to possible redemption, March 31, 2026	$38,145,039
Plus:
Remeasurement of carrying value to redemption value	235,555
Class A Ordinary Shares subject to possible redemption, June 30, 2026	$38,380,594

Class A Ordinary Shares subject to possible redemption, December 31, 2023	$174,252,198
Less:
Redemption	(99,613,642)
Plus:
Remeasurement of carrying value to redemption value	9,927,041
Class A Ordinary Shares subject to possible redemption, December 31, 2024	84,565,597
Less:
Redemptions	(51,219,981)
Plus:
Remeasurement of carrying value to redemption value	4,568,822
Class A Ordinary Shares subject to possible redemption, December 31, 2025	$37,914,438

Schedule of Calculation of Basic and Diluted Net Income Per Ordinary Share

The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2026		2025
		Non-		Non-
		redeemable		redeemable
	Redeemable	Class A and	Redeemable	Class A and
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(243,832)	$(455,783)	$(84,897)	$(67,334)
Denominator:
Basic and diluted weighted average shares outstanding	3,076,094	5,750,000	7,249,712	5,750,000
Basic and diluted net loss per ordinary share	$(0.08)	$(0.08)	$(0.01)	$(0.01)

	For the Six Months Ended June 30,
	2026		2025
		Non-		Non-
		redeemable		redeemable
	Redeemable	Class A and	Redeemable	Class A and
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$834,762	$1,560,381	$227,330	$180,303
Denominator:
Basic and diluted weighted average shares outstanding	3,076,094	5,750,000	7,249,712	5,750,000
Basic and diluted net income per ordinary share	$0.27	$0.27	$0.03	$0.03

The following table reflects the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Year Ended
	December 31,
	2025		2024
		Non- redeemable		Non- redeemable
	Redeemable Class A	Class A and Class B	Redeemable Class A	Class A and Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income	$(808,204)	$(704,336)	$5,883,764	$2,321,763
Denominator:
Basic and diluted weighted average shares outstanding	6,597,942	5,750,000	14,571,529	5,750,000
Basic and diluted net (loss) income per ordinary share	$(0.12)	$(0.12)	$0.40	$0.40